10. FAIR VALUE MEASUREMENT (Details 5) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 30, 2017	Sep. 30, 2017
Annual Asset Volatility Estimate	72.50%	80.00%
Maximum [Member]
Risk Free Discount Rate (based on US government treasury obligation with a term similar to that of the Contingent Consideration)	1.55%	1.62%
Estimated EBITDA	$ 3,900,000	$ 3,900,000
Minimum [Member]
Risk Free Discount Rate (based on US government treasury obligation with a term similar to that of the Contingent Consideration)	1.03%	1.31%
Estimated EBITDA	$ 3,600,000	$ 3,600,000